Condensed Consolidated Interim Statement of Cash Flows (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jun. 27, 2025	Jun. 28, 2024
Cash flows from operating activities:
Profit before taxes	€ 1,260	€ 1,045
Adjustments to reconcile profit before tax to net cash flows from operating activities:
Depreciation	380	360
Amortisation of intangible assets	89	88
Impairment	0	12
Share-based payment expense	21	20
Gain on sale of property	(30)	0
Finance costs, net	98	87
Income taxes paid	(230)	(243)
Changes in assets and liabilities:
Increase in trade and other receivables	(767)	(347)
Increase in inventories	(262)	(338)
Increase in trade and other payables	705	308
Increase in net payable receivable from related parties	123	113
(Decrease)/increase in provisions	(94)	42
Change in other operating assets and liabilities	(307)	(25)
Net cash flows from operating activities	986	1,122
Cash flows from investing activities:
Acquisition of bottling operations, net of cash acquired	0	(1,528)
Purchases of property, plant and equipment	(343)	(390)
Purchases of capitalised software	(87)	(42)
Proceeds from sales of property, plant and equipment	45	2
Investments in equity instruments	(1)	(3)
Net (payments)/proceeds of short term investments	(271)	296
Interest received	24	37
Other investing activity, net	0	6
Net cash flows used in investing activities	(633)	(1,622)
Cash flows from financing activities:
Proceeds from borrowings, net	793	382
Proceeds received from a non-controlling shareholder relating to the acquisition of bottling operations	0	468
Changes in short-term borrowings	355	1,133
Settlement of debt-related cross currency swaps	0	66
Repayments on third party borrowings	(366)	(1,167)
Payments of principal on lease obligations	(76)	(77)
Interest paid	(124)	(125)
Dividends paid	(367)	(343)
Purchase of own shares under share buyback programme	(365)	0
Treasury shares acquired	(40)	0
Exercise of employee share options	1	11
Other financing activities, net	(15)	(16)
Net cash flows used in financing activities	(204)	332
Net change in net cash and cash equivalents	149	(168)
Net effect of currency exchange rate changes on cash and cash equivalents	(53)	25
Net cash and cash equivalents at beginning of period	1,563	1,419
Net cash and cash equivalents at end of period	1,659	1,276
Cash and cash equivalents	1,563
Bank overdrafts	0	(334)
Net cash and cash equivalents at end of period	€ 1,659	€ 1,276